Loans and financings - Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and financings
Total current	$ 33,149	$ 32,513
Non-current	1,475,408	1,392,354
Total borrowings	1,508,557	1,424,867	$ 1,447,299
Current portion of long term loans and financing (principal)	21,196
Interest on loans and financing	11,953
Fixed rate
Loans and financings
Total current	8,989
Non-current	1,035,575
Total borrowings	1,044,564	1,047,245
LIBOR
Loans and financings
Total current	8,333
Non-current	337,268
Total borrowings	345,601	255,333
TJLP
Loans and financings
Total current	1,833
Non-current	16,500
Total borrowings	18,333	16,168
CDI
Loans and financings
Total current	6,952
Non-current	13,313
Total borrowings	20,265	28,188
Eurobonds - USD
Loans and financings
Total current	8,680
Non-current	1,035,068
Total borrowings	$ 1,043,748	1,042,571
Eurobonds - USD | Fixed rate
Loans and financings
Interest rate (as a percent)	5.13%
Debt with banks
Loans and financings
Non-current	$ 197,926
Total borrowings	$ 197,926	197,292
Debt with banks | LIBOR
Loans and financings
Borrowings, adjustment to interest rate basis	1.27%
BNDES
Loans and financings
Total current	$ 7,454
Non-current	87,841
Total borrowings	$ 95,295	89,925
BNDES | TJLP
Loans and financings
Borrowings, adjustment to interest rate basis	2.82%
BNDES | SELIC
Loans and financings
Borrowings, adjustment to interest rate basis	3.10%
BNDES | TLP - IPCA
Loans and financings
Borrowings, adjustment to interest rate basis	5.22%
Debentures
Loans and financings
Total current	$ 6,952
Non-current	13,313
Total borrowings	$ 20,265	28,188
Debentures | CDI
Loans and financings
Borrowings, percentage of reference rate	107.50%
Export credit note
Loans and financings
Total current	$ 811
Non-current	96,567
Total borrowings	$ 97,378
Export credit note | LIBOR
Loans and financings
Borrowings, adjustment to interest rate basis	1.54%
Other
Loans and financings
Total current	$ 9,252
Non-current	44,693
Total borrowings	$ 53,945	$ 66,891